INVESTMENTS - Homeinns and BTG (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2016
INVESTMENTS
Carrying value under equity investments	¥ 28,494	¥ 29,730
BTG
INVESTMENTS
Equity method investment, ownership interest (as a percent)			22.00%
Carrying value under equity investments	¥ 2,600	¥ 2,700
Sale of shares number of shares issued	9
Proceeds from issuance or sale of equity	¥ 201
Sale of Stock, Percentage of Ownership after Transaction	14.40%
BTG | Other Income Expenses [Member]
INVESTMENTS
Gain loss from sale of stock at open market value	¥ 41